Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 142,446.5	$ 1,877.5	₨ 122,087.4	₨ 105,587.8
Deferred tax (benefit) expense	(9,887.3)	(130.3)	(8,267.3)	(101.2)
Interest on income tax refund	0.0	0.0	0.0	(6.6)
Income tax expense	₨ 132,559.2	$ 1,747.2	₨ 113,820.1	₨ 105,480.0